Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (2,920)	$ (3,656)	$ (6,678)	$ (6,746)	$ (6,721)	$ (13,902)	$ (23,637)	$ (33,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation					911	1,929	4,131	5,273
Non-cash discount amortization on term loan					822	154	346	137
Change in assets and liabilities:
Prepaid expenses and other assets					384	(223)	(196)	198
Accounts payable					(376)	(1,456)	(1,981)	2,007
Accrued and other liabilities					(57)	(16)	(574)	(1,101)
Net cash used in operating activities					(5,037)	(13,514)	(21,911)	(26,901)
Financing activities
Repayment of principal					(10,259)		(741)
Exercise of stock options						23	84	41
Proceeds from sale of common stock						25,150	25,150	12,541
Offering costs						(2,093)	(2,091)	(1,287)
Net cash (used in) provided by financing activities					(10,259)	23,080	22,392	21,341
Net (decrease) increase in cash, cash equivalents and restricted cash					(15,296)	9,566
Cash and cash equivalents at beginning of period					18,954	18,473	18,473
Cash and cash equivalents at end of period	3,658	18,954	28,039	18,473	3,658	28,039	18,954	18,473
Supplemental disclosure of cash flow information:
Cash paid for interest					75	232	488	291
Reconciliation of cash, cash equivalents and restricted cash
Cash and equivalents	3,643	$ 18,954	28,039	$ 18,473	3,643	28,039	$ 18,954	$ 18,473
Restricted cash	15				15
Total cash, cash equivalents and restricted cash	$ 3,658		$ 28,039		$ 3,658	$ 28,039